Compensation Plans and Post-Employment Benefits - Awards Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Shares
Outstanding beginning balance (in shares)	2,491,376	2,280,517	2,949,968
Granted (in shares)	9,971,331	1,357,177	951,906
Vested (in shares)	(1,641,570)	(960,693)	(1,419,218)
Forfeited (in shares)	(480,361)	(185,625)	(202,139)
Outstanding ending balance (in shares)	10,340,776	2,491,376	2,280,517
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding beginning balance (in dollars per share)	$ 59.97	$ 61.57	$ 51.82
Weighted-average grant date fair value, granted (in dollars per share)	20.72	52.17	66.68
Weighted-average grant date fair value, vested (in dollars per share)	30.68	53.49	45.45
Weighted-average grant date fair value, forfeited (in dollars per share)	50.96	56.13	56.57
Weighted-average grant date fair value, outstanding ending balance (in dollars per share)	$ 26.61	$ 59.97	$ 61.57